Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trading and other
Fair value of assets	£ 29,537	£ 21,965
Fair value of liabilities	26,057	17,733
Hedging
Fair value of assets	197	86
Fair value of liabilities	474	327
Total recognised derivative assets	29,734	22,051
Total recognised derivative liabilities	26,531	18,060
Fair value hedges
Hedging
Fair value of assets	51	53
Fair value of liabilities	461	308
Cash flow hedges
Hedging
Fair value of assets	146	33
Fair value of liabilities	13	19
Exchange rate contracts | Trading and other
Trading and other
Fair value of assets	8,748	4,433
Fair value of liabilities	8,494	4,262
Interest rate contracts | Trading and other
Trading and other
Fair value of assets	18,811	16,702
Fair value of liabilities	15,702	12,418
Credit derivatives | Trading and other
Trading and other
Fair value of assets	248	95
Fair value of liabilities	199	175
Equity and other contracts | Trading and other
Trading and other
Fair value of assets	1,730	735
Fair value of liabilities	£ 1,662	£ 878